SUBSIDIARIES - Narrative (Details)	Dec. 31, 2017
Ownership interests:
Subsidiary ownership percentage	100.00%
Keppel Shipyard Limited
Ownership interests:
Investments percentage ownership in subsidiaries	10.00%
Black and Veatch
Ownership interests:
Investments percentage ownership in subsidiaries	1.00%
Golar LNG 2216 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Management Limited
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Management Malaysia Sdn. Bhd.
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Management Norway AS
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Management D.O.O.
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar GP LLC – Limited Liability Company
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar LNG Energy Limited
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Gimi Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hilli Corporation
Ownership interests:
Percentage ownership in subsidiary	89.00%
Golar Gandria N.V.
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2021 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2022 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2027 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2047 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Hull M2048 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar LNG NB10 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar LNG NB11 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar LNG NB12 Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Tundra Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
GVS Corporation
Ownership interests:
Percentage ownership in subsidiary	100.00%
Golar Shoreline LNG Limited
Ownership interests:
Percentage ownership in subsidiary	100.00%